INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2020	2019	2018
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$303,056	$289,756	$299,596
Inventory provision	16,087	—	—
Net operating loss carry-forward	539,354	159,219	152,257
Less: valuation allowance	(133,885)	(159,219)	(152,257)
Total	$724,612	$289,756	$299,596

Schedule of income taxes attributed to continuing operations

Income taxes for the years ended September 30, 2020 and 2019 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2020	2019	2018
Current	$(1,021,565)	$250,186	$1,435,521
Deferred	(406,637)	(1,958)	(37,311)
Total	$(1,428,202)	$248,228	$1,398,210

Schedule of income tax reconciliation

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2020 and 2019 as follows:

	For the year ended September 30,
	2020	2019	2018
Income before taxes excluded the amounts of loss incurring entities	$—	$8,979,640	9,982,326
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	—	1,346,946	1,497,349
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction	—	(163,357)	(123,948)
Tax effect of deferred tax recognized	(406,637)	(1,958)	(37,311)
Tax effect of non-deductible expenses	—	18,307	62,120
Change in unrecognized tax benefits	(1,021,565)	(951,710)	—
Income tax expense (recovery)	$(1,428,202)	$248,228	1,398,210

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2020	2019	2018
Balance at beginning period	$4,176,537	$4,098,783	$2,789,135
Addition for tax positions of the current year	(154,041)	993,194	1,309,648
Lapse of statute of limitations	(1,054,163)	(915,440)	—
Effect of exchange rate changes	220,281	—	—
Balance at ending period	$3,188,615	$4,176,537	$4,098,783